Equity	12 Months Ended
Dec. 31, 2023
Disclosure of classes of share capital [abstract]
Equity
29.
EQUITY
a.
Share capital
1)
Common stocks

	December 31
	2022	2023
	NT$	NT$
	(In Millions)
Number of authorized shares	12,000	12,000
Authorized shares	$120,000	$120,000
Number of issued and paid shares	7,757	7,757
Issued and outstanding shares	$77,574	$77,574

Each issued common stock with par value of $10 is entitled the right to vote and receive dividends.

2)
Global depositary receipts

The MOTC and some stockholders sold some common stocks of Chunghwa in an international offering of securities in the form of American Depositary Shares (“ADS”) (one ADS represents 10 common stocks) in July 2003, August 2005, and September 2006. The ADSs were traded on the New York Stock Exchange since July 17, 2003. As of December 31, 2023, the outstanding ADSs were 187 million common stocks, which equaled 19 million units and represented 2.41% of Chunghwa’s total outstanding common stocks.

The ADS holders generally have the same rights and obligations as other common stockholders, subject to the provision of relevant laws. The exercise of such rights and obligations shall comply with the related regulations and deposit agreement, which stipulate, among other things, that ADS holders are entitled to, through deposit agents:

a)
Exercise their voting rights,
b)
Sell their ADSs, and
c)
Receive dividends declared and subscribe to the issuance of new shares.
b.
Additional paid-in capital

The adjustments of additional paid-in capital for the years ended December 31, 2021, 2022 and 2023 were as follows:

	Share Premium	Movements of Additional Paid-in Capital for Associates and Joint Ventures Accounted for Using Equity Method	Movements of Additional Paid-in Capital Arising from Changes in Equities of Subsidiaries	Difference between Consideration Received or Paid and Carrying Amount of the Subsidiaries’ Net Assets during Actual Disposal or Acquisition	Donated Capital	Stockholders’ Contribution Due to Privatization	Total
	NT$	NT$	NT$	NT$	NT$	NT$	NT$
	(In Millions)
Balance on January 1, 2021	$126,045	$—	$2,089	$987	$21	$20,648	$149,790
Unclaimed dividend	—	—	—	—	2	—	2
Change in additional paid-in capital from investments in associates and joint ventures accounted for using equity method	—	1	—	—	—	—	1
Share-based payment transactions of subsidiaries	—	—	17	—	—	—	17
Balance on December 31, 2021	$126,045	$1	$2,106	$987	$23	$20,648	$149,810

Balance on January 1, 2022	$126,045	$1	$2,106	$987	$23	$20,648	$149,810
Unclaimed dividend	—	—	—	—	2	—	2
Change in additional paid-in capital for not proportionately participating in the capital increase of subsidiaries	—	—	5	—	—	—	5
Share-based payment transactions of subsidiaries	—	—	27	—	—	—	27
Balance on December 31, 2022	$126,045	$1	$2,138	$987	$25	$20,648	$149,844

Balance on January 1, 2023	$126,045	$1	$2,138	$987	$25	$20,648	$149,844
Unclaimed dividend	—	—	—	—	2	—	2
Change in additional paid-in capital from investments in associates and joint ventures accounted for using equity method	—	(26)	—	—	—	—	(26)
Actual acquisition of interests in subsidiaries	—	—	—	—	—	—	—
Share-based payment transactions of subsidiaries	—	—	8	—	—	—	8
Balance on December 31, 2023	$126,045	$(25)	$2,146	$987	$27	$20,648	$149,828

Under the R.O.C. relevant laws, additional paid-in capital from share premium, donated capital and the difference between consideration received or paid and the carrying amount of the subsidiaries’ net assets during actual disposal or acquisition may be utilized to offset deficits. Furthermore, when Chunghwa has no deficit, it may be distributed in cash or capitalized, which however is limited to a certain percentage of Chunghwa’s paid-in capital except the additional paid-in capital arising from unclaimed dividend can only be utilized to offset deficits.

The additional paid-in capital from movements of paid-in capital arising from changes in equities of subsidiaries may only be utilized to offset deficits.

Among additional paid-in capital from movements of investments in associates and joint ventures accounted for using equity method, the portion arising from the difference between consideration received or paid and the carrying amount of the subsidiaries’ net assets during actual disposal or acquisition may be utilized to offset deficits; furthermore, when the Company has no deficit, it may be distributed in cash or capitalized. However, other additional paid-in capital recognized in proportion of share ownership may only be utilized to offset deficits.

c.
Retained earnings and dividends policy

In accordance with the Chunghwa’s Articles of Incorporation, Chunghwa must pay all outstanding taxes, offset deficits in prior years and set aside a legal reserve equal to 10% of its net income before distributing a dividend or making any other distribution to stockholders, except when the accumulated amount of such legal reserve equals to Chunghwa’s total issued capital, and depending on its business needs or requirements, may also set aside or reverse special reserves. No less than 50% of the remaining earnings comprising remaining balance of net income, if any, plus cumulative undistributed earnings shall be distributed as stockholders’ dividends, of which cash dividends to be distributed shall not be less than 50% of the total amount of dividends to be distributed. If cash dividend to be distributed is less than $0.10 per share, such cash dividend shall be distributed in the form of common stocks.

Special reserve was appropriated in accordance with the relevant laws and regulations or as requested by local authority. Pursuant to existing regulations, the Company should appropriate a special reserve when the net amount of other equity items is negative at the end of reporting period upon the earnings distribution. Distributions can be made out of any subsequent reversal of the debit to other equity items.

The appropriation for legal reserve shall be made until the accumulated reserve equals the aggregate par value of the outstanding capital stock of Chunghwa. This reserve can only be used to offset a deficit, or when the legal reserve has exceeded 25% of Chunghwa’s paid-in capital, the excess may be transferred to capital or distributed in cash.

The appropriations of the 2021 and 2022 earnings of Chunghwa approved by the stockholders in their meetings on May 27, 2022 and May 26, 2023, respectively, were as follows:

	Appropriation of Earnings		Dividends Per Share (NT$)
	For Fiscal Year 2021	For Fiscal Year 2022	For Fiscal Year 2021	For Fiscal Year 2022
Provision for (reversal of) special reserve	$408	$(185)
Cash dividends	35,746	36,476	$4.608	$4.702

The appropriations of earnings for 2023 had been proposed by Chunghwa’s Board of Directors on February 23, 2024. The appropriations and dividends per share were as follows:

	Appropriation of Earnings	Dividends Per Share (NT$)

Reversal of special reserve	$(223)
Cash dividends	36,910	$4.758

The appropriations of earnings for 2023 are subject to the resolution of the stockholders’ meeting planned to be held on May 31, 2024.

d.
Others
1)
Exchange differences arising from the translation of the foreign operations

The exchange differences arising from the translation of the foreign operations from their functional currency to New Taiwan dollars were recognized as exchange differences arising from the translation of the foreign operations in other comprehensive income.

2)
Unrealized gain or loss on financial assets at FVOCI

	Year Ended December 31
	2021	2022	2023
	NT$	NT$	NT$
	(In Millions)
Beginning balance	$1,240	$(8)	$(125)
Unrealized gain or loss for the year
Equity instruments	(1,188)	(111)	641
Share of loss of associates and joint ventures accounted for using equity method	—	(6)	5
Transferred accumulated gain or loss to unappropriated earnings resulting from the disposal of equity instruments (Note 9)	(60)	—	—
Ending balance	$(8)	$(125)	$521

e.
Noncontrolling interests

	Year Ended December 31
	2021	2022	2023
	NT$	NT$	NT$
	(In Millions)
Beginning balance	$11,158	$11,747	$12,408
Attributable to noncontrolling interests
Net income for the year	1,431	1,511	1,103
Exchange differences arising from the translation of the foreign operations	—	21	2
Unrealized gain or loss on financial assets at FVOCI	2	(25)	(22)
Remeasurements of defined benefit pension plans	(5)	24	12
Income tax relating to remeasurements of defined benefit pension plans	1	(5)	(2)
Share of other comprehensive loss of associates and joint ventures accounted for using equity method	—	5	(21)
Cash dividends distributed by subsidiaries	(896)	(1,053)	(1,092)
Actual acquisition of interests in subsidiaries	—	—	—
Share-based payment transactions of subsidiaries	56	62	25
Change in additional paid-in capital for not proportionately participating in the capital increase of subsidiaries	—	10	—
Net increase in noncontrolling interests	—	111	19
Ending balance	$11,747	$12,408	$12,432